INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
15.	INCOME TAXES

Income (loss) before income tax consisted of:

	Year Ended December 31,
	2017	2016	2015
Macau operations	$562,140	$334,409	$277,764
Hong Kong operations	(26,111)	(10,511)	(54,778)
Philippines operations	36,035	(18,226)	(189,269)
Other jurisdictions’ operations	(256,781)	(230,576)	(93,494)

Income (loss) before income tax	$315,283	$75,096	$(59,777)

The income tax (credit) expense consisted of:

	Year Ended December 31,
	2017	2016	2015
Income tax expense - current:
Macau Complementary Tax	$13	$2,832	$408
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,795	2,795
Hong Kong Profits Tax	2,516	1,889	800
Income tax in other jurisdictions	54	36	283

Sub-total	4,942	7,552	4,286

(Over) under provision of income tax in prior years:
Macau Complementary Tax	(2,575)	(224)	(423)
Hong Kong Profits Tax	30	39	(14)
Income tax in other jurisdictions	(77)	(4)	(5)

Sub-total	(2,622)	(189)	(442)

Income tax (credit) expense - deferred:
Macau Complementary Tax	(3,020)	(1,074)	(3,351)
Hong Kong Profits Tax	245	(69)	32
Income tax in other jurisdictions	445	1,958	506

Sub-total	(2,330)	815	(2,813)

Total income tax (credit) expense	$(10)	$8,178	$1,031

A reconciliation of the income tax (credit) expense from income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2017	2016	2015
Income (loss) before income tax	$315,283	$75,096	$(59,777)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	37,834	9,012	(7,173)
Lump sum in lieu of Macau Complementary Tax on dividends	2,359	2,795	2,795
Effect of different tax rates of subsidiaries operating in other jurisdictions	197	(5,823)	(37,422)
Over provision in prior years	(2,622)	(189)	(442)
Effect of income for which no income tax expense is payable	(12,526)	(1,960)	(1,850)
Effect of expenses for which no income tax benefit is receivable	44,142	30,475	18,824
Effect of profits generated by gaming operations exempted	(128,145)	(93,611)	(64,437)
Losses that cannot be carried forward	—	—	979
Change in valuation allowance	58,751	67,479	89,757

Income tax (credit) expense	$(10)	$8,178	$1,031

The Company and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the Philippines and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, Philippine Corporate Income Tax and income tax in other jurisdictions, respectively, during the years ended December 31, 2017, 2016 and 2015.

Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax and income tax in other jurisdictions have been provided at 12%, 16.5%, 30% and the respective tax rate in other jurisdictions, on the estimated taxable income earned in or derived from Macau, Hong Kong, the Philippines and other jurisdictions, respectively, during the years ended December 31, 2017, 2016 and 2015, if applicable.

Melco Resorts Macau has been exempted from Macau Complementary Tax on profits generated by gaming operations from 2007 to 2011, and 2012 to 2016 pursuant to the approval notices issued by the Macau government in June 2007 and April 2011, respectively. Melco Resorts Macau continues to benefit from this exemption for another five years from 2017 to 2021 pursuant to the approval notice issued by the Macau government in September 2016. One of the Company’s subsidiaries in Macau has also been exempted from Macau Complementary Tax on profits generated from income received from Melco Resorts Macau until 2016, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax pursuant to a notice issued by the Macau government in January 2015. Additionally, this subsidiary received an exemption for an additional five years from 2017 to 2021 pursuant to the approval notice issued by the Macau government in January 2017. The exemption coincides with Melco Resorts Macau’s exemption from Macau Complementary Tax. The non-gaming profits and dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax. Melco Resorts Macau’s non-gaming profits also remain subject to Macau Complementary Tax and Melco Resorts Macau casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.

The casino operations of Melco Resorts Leisure, the operator of City of Dreams Manila, were previously subject to Philippine Corporate Income Tax in the Philippines at the rate of 30% based on Revenue Memorandum Circular (“RMC”) No. 33-2013 issued by the Bureau of Internal Revenue (“BIR”) in April 2013. On August 10, 2016, the Supreme Court of the Philippines (the “SC”) found in the case of Bloomberry Resorts and Hotels, Inc. vs. the BIR, G. R. No. 212530 (“Bloomberry Case”) that all contractees and licensees of the Philippine Amusement and Gaming Corporation (“PAGCOR”), should be exempt from tax, including Philippine Corporate Income Tax realized from the casino operations, upon payment of the 5% franchise tax. The BIR subsequently filed a Motion for Reconsideration (the “Motion”) of the said decision, which was denied by the SC with finality in its resolution dated November 28, 2016. Based on the SC decision, management believes that Melco Resorts Leisure’s gaming operations should be exempt from Philippine Corporate Income Tax, among other taxes, provided the license fees which are inclusive of the 5% franchise tax under the terms of the PAGCOR charter, are paid.

During the years ended December 31, 2017, 2016 and 2015, had the Group not received the income tax exemption on profits generated by gaming operations in Macau and the Philippines, the Group’s consolidated net income attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2017, 2016 and 2015 would have been reduced by $105,364, $81,230 and $64,437, and diluted earnings per share would have been reduced by $0.071, $0.053 and $0.040 per share, respectively.

In January 2014, Melco Resorts Macau entered into an agreement with the Macau government that provided for an annual payment of MOP22,400,000 (equivalent to $2,795), effective retroactively from 2012 through 2016 coinciding with the 5-year tax holiday mentioned above, as payments in lieu of Macau Complementary Tax otherwise due by the shareholders of Melco Resorts Macau on dividend distributions from gaming profits. In August 2017, Melco Resorts Macau received an extension of the agreement for an additional five years applicable to tax years 2017 through 2021. The extension agreement provides for an annual payment of MOP18,900,000 (equivalent to $2,359). Such annual payment is required regardless of whether dividends are actually distributed or whether Melco Resorts Macau has distributable profits in the relevant year.

The effective tax rates for the years ended December 31, 2017, 2016 and 2015 was 0%, 10.9% and a credit rate of (1.7%), respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of profits generated by gaming operations exempted from Macau Complementary Tax and Philippine Corporate Income Tax, the effect of changes in valuation allowances, the effect of expenses for which no income tax benefits are receivable, the effect of income for which no income tax expense is payable and the effect of different tax rates of subsidiaries operating in other jurisdictions for the years ended December 31, 2017, 2016 and 2015.

The net deferred tax liabilities as of December 31, 2017 and 2016 consisted of the following:

	December 31,
	2017	2016
Deferred tax assets
Net operating losses carried forward	$155,380	$167,949
Depreciation and amortization	32,827	24,248
Deferred deductible expenses	1,052	2,454
Deferred rents	32,470	26,326
Others	9,051	9,949

Sub-total	230,780	230,926

Valuation allowances	(226,617)	(226,113)

Total deferred tax assets	4,163	4,813

Deferred tax liabilities
Land use rights	(49,258)	(50,645)
Intangible assets	(505)	(505)
Unrealized capital allowances	(1,834)	(3,374)
Others	(6,549)	(6,588)

Total deferred tax liabilities	(58,146)	(61,112)

Deferred tax liabilities, net	$(53,983)	$(56,299)

As of December 31, 2017 and 2016, valuation allowances of $226,617 and $226,113 were provided, respectively, as management believes that it is more likely than not that these deferred tax assets will not be realized. During the year ended December 31, 2017, certain subsidiaries of the Company incorporated in Macau (the “Incorporated Companies”) completed two mergers and merged with COD Resorts Limited and Altira Resorts Limited (the “Incorporating Companies”) (the “Mergers”). As a result of the Mergers, the adjusted operating tax losses for the Group were reduced by the tax losses of the Incorporated Companies, amounting to $90,834, $90,039, $47,382 and $34,064 that would have expired in 2017, 2018, 2019 and 2020, respectively, during the year ended December 31, 2017 as such losses cannot be utilized. As of December 31, 2017, adjusted operating tax losses carry forward, amounting to $329,746, $247,216 and $239,169 will expire in 2018, 2019 and 2020, respectively. Adjusted operating tax losses carried forward of $123,512 expired during the year ended December 31, 2017.

Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Aggregate undistributed earnings of the Company’s foreign subsidiaries available for distribution to the Company of approximately $343,616 and $95,037 as at December 31, 2017 and 2016, respectively, are considered to be indefinitely reinvested and the amounts as of December 31, 2017 and 2016 exclude the undistributed earnings of Melco Resorts Macau. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Company would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $41,432 and $11,603 as at December 31, 2017 and 2016, respectively.

An evaluation of the tax positions for recognition was conducted by the Group by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Group concluded that there was no significant uncertain tax positions requiring recognition in the consolidated financial statements for the years ended December 31, 2017, 2016 and 2015 and there are no material unrecognized tax benefits which would favorably affect the effective income tax rates in future periods. As of December 31, 2017 and 2016, there were no interest and penalties related to uncertain tax positions recognized in the consolidated financial statements. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next twelve months.

The Company and its subsidiaries’ major tax jurisdictions are Hong Kong, Macau and the Philippines, income tax returns of the Company and its subsidiaries remain open and subject to examination by the local tax authorities of Hong Kong, Macau and the Philippines until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, Macau and the Philippines are 6 years, 5 years and 3 years, respectively.